Other Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 148	$ 142
Assets held for sale	90	0
Income taxes receivable	85	219
Other	42	57
Total other current assets	$ 365	$ 418